B2 Net sales	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
B2 Net sales

Net sales

Net sales
	2023	2022	2021
Hardware	99,642	119,215	106,399
Software	59,123	54,809	45,798
Services	104,586	97,522	80,117
Net sales	263,351	271,546	232,314
Of which IPR licensing revenues	11,101	10,399	8,134
Of which export sales from Sweden	125,242	153,833	140,898